Accrued Insurance (Tables)	12 Months Ended
Sep. 30, 2016
Insurance [Abstract]
Accrued insurance liability (in thousands)
	2016	2015
Accrued insurance, current portion	$700	1,102
Accrued insurance, non-current	184	1,026
Total accrued insurance	$884	2,128
Captive agreement assets	3,669	2,986
Gross accrued insurance	$4,553	5,114